PIMCO ETF Trust

Supplement Dated June 7, 2021 to the Index Exchange-Traded Funds Prospectus

dated October 30, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. Nambimadom is an Executive Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Agrawal is a Senior Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

Effective immediately, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. He is an Executive Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

Effective immediately, the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. He is an Executive Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

Effective immediately, the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Tim Crowley and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Tim Crowley and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. Crowley is a Senior Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

Effective immediately, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. He is an Executive Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

Effective immediately, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora. Mr. Dorsten is an Executive Vice President of PIMCO, and he has managed the Fund since December 2015. Mr. Nambimadom is an Executive Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Agrawal is a Senior Vice President of PIMCO, and he has managed the Fund since June 2021. Mr. Dora is a Vice President of PIMCO, and he has managed the Fund since June 2021.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Amit Agrawal	6/21 6/21

Senior Vice President, PIMCO. Mr. Agrawal’s focus is on high yield and macro credit strategies. Prior to joining PIMCO in 2018, Mr. Agrawal worked at GMO as a high yield and structured credit portfolio manager. Previously, he was a director at Bank of America Merrill Lynch, responsible for trading in credit derivatives, including tranches and options. He has investment experience since 2007.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Tim Crowley	6/21

Senior Vice President, PIMCO. Mr. Crowley previously was a portfolio associate focusing on interest rate derivatives and volatility and an analyst in PIMCO’s trade compliance group. He joined PIMCO in 2008. He has investment experience since 2008.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 15+ Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 25+ Year Zero
Coupon U.S. Treasury
Index Exchange-Traded
Fund

PIMCO Broad U.S. TIPS
Index Exchange-Traded
Fund

PIMCO Investment Grade
Corporate Bond Index
Exchange-Traded Fund

	Tanuj Dora	6/21 6/21 6/21 6/21 6/21 6/21

Vice President, PIMCO. Mr. Dora heads Capital Markets for PIMCO’s ETF business and works on efficient trading and portfolio management of PIMCO ETFs. Prior to joining PIMCO in 2021, Mr. Dora was a Portfolio Manager for Fixed Income ETFs and index mandates at DWS (formerly Deutsche Asset Management), managing over $7 billion in ETF assets as of December 31, 2020. Mr. Dora joined DWS in 2016 and was responsible for launching and building out DWS’s fixed income ETF business in the US. Prior to his role at DWS, he was based in London working for Deutsche Bank AG as an ETF market maker and trader.

PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 15+ Year U.S. TIPS
Index Exchange-Traded
Fund

PIMCO 25+ Year Zero
Coupon U.S. Treasury
Index Exchange-Traded
Fund

PIMCO Broad U.S. TIPS
Index Exchange-Traded
Fund

PIMCO Investment Grade
Corporate Bond Index
Exchange-Traded Fund

	Matt Dorsten	12/15 12/15 12/15 12/15 12/15 12/15	Executive Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Daniel He	6/21 6/21 6/21

Executive Vice President, PIMCO. Mr. He is currently a member of the liquid products group specializing in real return and mortgage-backed securities and serves as a member of Americas portfolio committee. Previously, he was a member of the global rates desk focusing on government bonds, foreign exchange, and interest rate derivatives. Prior to joining PIMCO in 2011, he structured and traded derivative strategies in foreign exchange and interest rates for a global macro hedge fund in Singapore. He has investment experience since 2006.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded PIMCO Investment Grade Corporate Bond Index Exchange-Traded	Rama Nambimadom	6/21 6/21

Executive Vice President, PIMCO. Mr. Nambimadom previously served as head of portfolio management analytics, as head of analytics for PIMCO Advisory and as a senior financial engineer developing credit and interest rate derivative models and trading ideas. Prior to joining PIMCO in 2002, he worked for three years as a quantitative analyst/trader on the interest rate derivatives trading desk at ABN AMRO and had consulting engagements with Morgan Stanley and the Bank of Montreal. He has system analysis and development experience since 1998.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_060721

PIMCO ETF Trust

Supplement Dated June 7, 2021 to the

Statement of Additional Information dated October 30, 2020,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora; the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora; the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora; the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Tim Crowley and Tanuj Dora; the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora; and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Agrawal[1]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	1	$5,487.81	1	$5,487.81
Other Accounts	1	$12.84	0	$0.00
Crowley[6]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00
Dora[7]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00
He9
Registered Investment Companies	18	$25,252.36	0	$0.00
Pooled Investment Vehicles	1	$340.08	0	$0.00
Other Accounts	7	$2,682.14	1	$184.58

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Nambimadom[11]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[1]

Effective June 7, 2021, Mr. Agrawal co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($1,193.4 million) and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund ($659.1 million).

[6]	Effective June 7, 2021, Mr. Crowley co-manages the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Trade Fund ($375.7 million).

[7]

Effective June 7, 2021, Mr. Dora co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($1,193.4 million), the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ($634.3 million), the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ($614 million), the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund ($375.7 million), the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ($61.9 million) and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund ($659.1 million).

[9]

Effective June 7, 2021, Mr. He co-manages the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ($634.3 million), the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ($614 million) and the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ($61.9 million).

[11]

Effective June 7, 2021, Mr. Nambimadom co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($1,193.4 million) and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund ($659.1 million).

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above table:

Effective June 7, 2021, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora; the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora; the PIMCO 15+ Year TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora; the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Tim Crowley and Tanuj Dora; the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Daniel He and Tanuj Dora; and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, Rama Nambimadom, Amit Agrawal and Tanuj Dora. Information for Messrs. Agrawal, Crowley, Dora, He and Nambimadom is as of April 30, 2021.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Agrawal[2]	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Crowley[3]	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	None
Dora[4]	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None
	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	None
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	None
He5	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	None
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	None
Nambimadom[6]	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	None

[2]

Effective June 7, 2021, Mr. Agrawal co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund. Information for Mr. Agrawal is as of April 30, 2021.

[3]	Effective June 7, 2021, Mr. Crowley co-manages the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund. Information for Mr. Crowley is as of April 30, 2021.

[4]

Effective June 7, 2021, Mr. Dora co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund. Information for Mr. Dora is as of April 30, 2021.

[5]

Effective June 7, 2021, Mr. He co-manages the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund and PIMCO Broad U.S. TIPS Index Exchange-Traded Fund. Information for Mr. He is as of April 30, 2021.

[6]

Effective June 7, 2021, Mr. Nambimadom co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund. Information for Mr. Nambimadom is as of April 30, 2021.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_060721